Derivative Instruments and Hedging Activities - Net Investment Hedges (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in Fair Value of Derivative Instruments			$ 52,380	$ (39,947)	$ (8,783)
Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset	$ 19,443		11,021
Accrued Expenses And Other Current Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability			(2,082)
Other Noncurrent Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability			(6,262)	(49,703)
Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cumulative net losses	15,653		10,357
Interest Rate Swap Agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cumulative net gain in AOCI	3,790		(7,680)
Interest Rate Swap Agreements | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability			(7,680)	(21,062)
Derivative asset	3,790
Interest Rate Swap Agreements | Designated Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in Fair Value of Derivative Instruments			13,382	(12,288)	(7,801)
Interest Rate Swap Agreements | Designated Hedging Instruments | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in Fair Value of Derivative Instruments	11,470	$ 4,201
August 2023 Cross Currency Swap Agreements | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability			(664)	(8,229)
Derivative asset	219
August 2023 Cross Currency Swap Agreements | Designated Hedging Instruments | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses) associated with cross-currency swaps	883	4,751	7,565	(7,247)	(982)
February 2026 Cross Currency Swap Agreements | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability				(20,412)
Derivative asset	15,434		11,021
February 2026 Cross Currency Swap Agreements | Designated Hedging Instruments | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses) associated with cross-currency swaps	$ 4,413	$ 6,254	$ 31,433	$ (20,412)	$ 0